Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted average remaining lease term	10 years
Weighted average discount rate	4.90%
Operating lease cost	$ 16,220
Short term leases cost	1,464	$ 784	$ 487
Minimum future rental payments	$ 68